Condensed Financial Information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 USD ($)
Cash flows from operating activities
Net (loss) income | $	$ 1,376		$ (4,934)		$ (2,808)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expenses | $	0		0		199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets | $	(761)		462		(646)
Accrued payroll and employee benefits | $	608		(193)		(163)
Other accrued liabilities | $	185		88		(36)
Net cash provided by operating activities | $	(1,082)		563		(2,370)
Cash flows from financing activities
Dividends paid | $	(2,248)		(1,686)		(2,971)
Repurchase of common stock | $	(308)						$ (2,513)
Net cash used in financing activities | $	(2,556)		(1,686)		(2,971)
Net decrease in cash and cash equivalents | $	(3,918)		(2,329)		(8,953)
Cash and cash equivalents, beginning of year | $	11,996		14,325		23,278
Cash and cash equivalents, end of year | $	$ 8,078		$ 11,996		$ 14,325		$ 23,278
Parent Company [Member]
Cash flows from operating activities
Net (loss) income		¥ 1,376		¥ (4,934)		¥ (2,808)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (earnings) of subsidiaries		(3,211)		3,426		1,120
Depreciation		17		39		87
Stock-based compensation expenses						199
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		46
Amounts due from subsidiaries		3,841		2,171		3,956
Accrued payroll and employee benefits		362		(89)
Other accrued liabilities		5		(2)		47
Net cash provided by operating activities		2,436		611		2,601
Cash flows from financing activities
Dividends paid		(2,248)		(1,686)		(2,971)
Repurchase of common stock		(308)
Net cash used in financing activities		(2,556)		(1,686)		(2,971)
Net decrease in cash and cash equivalents		(120)		(1,075)		(370)
Cash and cash equivalents, beginning of year		294		1,369		1,739
Cash and cash equivalents, end of year		¥ 174		¥ 294		¥ 1,369